Goodwill and Intangible Assets - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Indefinite-lived Intangible Assets [Line Items]
Impairment of goodwill and intangibles	$ 0.0	$ 0.0	$ 269.9